Capitalization	12 Months Ended
Dec. 31, 2011
Capitalization [Abstract]
Capitalization
3.      Capitalization

Our authorized capital structure consists of two classes of interests: (1) our listed shares and (2) our voting shares, collectively referred to in this document as our “shares.” Prior to the May 2001 initial public offering of our shares, our issued capitalization consisted of $100,000 contributed by Kinder Morgan, G.P., Inc. for two voting shares. At December 31, 2011, KMI owned approximately 14.1 million, or approximately 14.3% of our outstanding shares.

We have paid share distributions totaling 6,601,402, 6,369,724 and 7,540,357 shares in the years ended December 31, 2011, 2010 and 2009, respectively.  On February 14, 2012, we paid a share distribution of 0.014863 shares per outstanding share (1,464,145 total shares) to shareholders of record as of January 31, 2012, based on the $1.16 per common unit distribution declared by KMP. These distributions were paid in the form of additional shares or fractions thereof based on the average market price of a share determined for a ten-trading day period ending on the trading day immediately prior to the ex-dividend date for our shares.